EMPLOYEE BENEFITS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Annual expenses for incentive plans	$ 16.7	$ 17.4	$ 16.0
ESOP and 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Vesting period of profit sharing contributions	3 years
Expenses recognized	7.8	10.6	8.3
Employee Stock Ownership Plan (ESOP)
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	164,459	89,783	113,006
Average price of shares purchased (in dollars per share)	$ 68.11	$ 57.64	$ 51.10
Aggregate price of shares purchased	11.2	5.2	5.8
Shares held by the ESOP	1,689,682
Employee 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Employer contribution as a percent of eligible compensation	3.00%
Vesting percentage in basic and voluntary contributions	100.00%
Deferred compensation plan
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	7,484	9,781	5,518
Average price of shares purchased (in dollars per share)	$ 68.48	$ 59.49	$ 55.46
Aggregate price of shares purchased	0.5	0.6	0.3
Assets held under trust	$ 21.8